Note 4. Related Party Transactions Not Disclosed Elsewhere.	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
Note 4. Related Party Transactions Not Disclosed Elsewhere.

Note 3. Related Party Transactions

On March 25, 2014, our President and principal shareholder assigned accumulated advances and accruals totaling $124,229, to an unaffiliated third party. The advances carry no specific terms of repayment. On December 15, 2014, $22,375 of the then outstanding balance was converted to a promissory note (see Note 4 below). A summary of transactions is as follows:

	September 30, 2015	December 31, 2014
Beginning balance	$-	$161,729
Increase due to payments made on behalf of the company	$-	$21,625
Less March 24, 2014 conversion to convertible note	$-	$(40,000)
Less December 15, 2014 conversion to promissory note	$-	$(22,375)
Obligation transferred to unrelated party	$-	$(120,979)
Total	-	-
Less current portion	-	-
Due after one year	$-	$-

There was no stated term of interest associated with this obligation. Accordingly, the company imputed interest at an appropriate rate estimated at 8% as prescribed under FASB ASC 835. For the period ending December 31, 2014 the resultant charge of $11,210 to interest expense was considered a contribution of capital.

During the second quarter an agreement was reached with the holder of $120,979 advance payable note to settle the full amount due for $30,000 and interest due. The settlement with all note holders resulted in $528 loss on debt settlement due to the payment being higher than principal and accrued interest as of that date as well as a charge of $90,979 considered a contribution of capital due to the fact that note holder, IMWT, was a related party.

Former CEO of The Company International Ltd whom during November 2014 loaned amount to company of $19,521 an interest rate of 8% per annum converted it to shares as described in Note 2.

On July 16, 2015 5 Emerald debt holders in amount of $87,910 converted their debt into 274,719 units at a conversion price of $0.32 per unit, each unit comprised of one share of common stock and one Class A warrant exercisable at $0.80 per share with a term 24 month. The Loss on Settlement of Debt recorded is $678,027.

On July 14, 2015 the Company issued Emerald's CEO and founder, Lior Wayn, 5,474,545 shares as per the share purchase agreement valued at $877,380, valued on the date of grant for the price of common stock.

The company's CEO, Lior Wayn was owed $16,046 and $0 payable as of September 30, 2015 and December 31, 2014, respectively.

Following Closing of the reverse merger, $490,000 loan from Zaxis International Inc. to Emerald Medical Applications Ltd. was rendered an intercompany loan and as such was written off.

Note 4. Related party transactions not disclosed elsewhere.

On March 25, 2014, our President and principal shareholder assigned accumulated advances and accruals totaling $124,229, to an unaffiliated third party. The advances carry no specific terms of repayment. On December 15, 2015, $22,375 of the then outstanding balance was converted to a promissory note (see Note 4 below). A summary of transactions is as follows:

	2014	2013
Beginning balance	$161,729	$119,779
Increase due to payments made on behalf of the company	$21,625	$41,950
Less March 24, 2014 conversion to convertible note	$(40,000)	$-
Less December 15, 2014 conversion to promissory note	$(22,375)	$-
Obligation transferred to unrelated party	$(120,979)	$-
Total	-	161,729
Less current portion	-	(161,729)
Due after one year	$-	$-

There was no stated term of interest associated with this obligation. Accordingly, the company imputed interest at an appropriate rate estimated at 8% as prescribed under FASB ASC 835. The resultant charge of $11,210 to interest expense was considered a contribution of capital.